Shareholder Report, Holdings (Details) - C000029067	Aug. 31, 2024
PHI Group, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	10.20%
U.S. Treasury Notes_4.25_2024-12-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
United Rentals North America, Inc._5.5_2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JPMorgan Chase & Company_1.1_2026-06-22
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Georgia Power Company_2.2_2024-09-15_2019-A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Intel Corporation_4.875_2026-02-10
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Exelon Corporation_7.6_2032-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
U.S. Treasury Inflation-Protected Notes_2.375_2025-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
ONEOK, Inc._2.75_2024-09-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Masco Corporation_7.75_2029-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
205887AR3 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
912920AK1 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
452327AP4 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
94975H296 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.90%
976657AL0 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
00751YAH9 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
680223AJ3 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
905581AR5 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
776743AH9 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
20602DAB7 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
845467AP4 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.60%
91282CJV4 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.40%
InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	69.70%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.00%